Interests in joint ventures - Schedule of Changes in Groups Interest in a Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments Accounted For Using Equity Method [Roll Forward]
Balance at 1 January	$ 18,494	$ 48,568
Share in losses	0	(7,153)	$ (2,590)
Sale of shares in joint venture	(18,494)	0
Translation difference	0	(1,402)
Balance at 31 December	$ 0	$ 18,494	$ 48,568